DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 16 – DERIVATIVE INSTRUMENTS

Derivative financial instruments are utilized by the Company to hedge its foreign currency exposure. The Company has significant operations denominated in a subsidiary’s local currency, New Israeli Shekels. The Company entered into foreign-exchange forward contracts and purchased foreign-exchange put and call options as hedges of anticipated operating expenses denominated in New Israeli Shekels, generally with maturities of 12 months or less. The Company does not hold or issue derivative financial instruments for trading purposes.

The notional balance for hedged items, when transactions are designated as hedge accounting, was $0 at December 31, 2020 and December 31, 2019. The fair value of derivative instruments was $0 at December 31, 2020 and December 31, 2019.

Many of these contracts were treated as cash flow hedges while some remained not designated. The realized gain (loss) on contracts treated as cash flow hedges that were reclassified from other comprehensive income was $0,  $524 and ($2,252) during the years ended December 31, 2020, 2019 and 2018, respectively. These amounts were accounted for in payroll expenses amongst the various operating expense line items on the consolidated statements of income. The total realized gain (loss) on undesignated derivative financial instruments was $0,  $180 and ($398) and was recognized in financial income (loss) for the years ended December 31, 2020, 2019 and 2018, respectively. The total unrealized gain (loss) on contracts treated as cash flow hedges that were outstanding as of December 31, 2020, 2019 and 2018 was $0,  $0 and ($910) and recognized in other comprehensive income. The total ineffective portion of designated cash flow hedges was $0,  $11 and $185 and recognized in financial income during the years ended December 31, 2020, 2019 and 2018, respectively.